Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities
Net income	$ 108,779	$ 96,759	$ 65,903
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property	11,236	11,234	11,465
Amortization of intangibles	11,465	11,382	10,151
Amortization of stock appreciation rights and options	2,058	2,473	3,020
Deferred income taxes	8,641	4,784	2,408
Provision for losses on accounts receivable	3,915	2,029	2,508
Unrealized foreign exchange transaction losses (gains)	1,298	0	(4)
Other share-based compensation expense	4,592	3,379	2,361
Gain on sale of property	(627)	(765)	(198)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(22,748)	(36,271)	(48,578)
Inventories	(28,511)	(21,197)	83,497
Other operating assets	(14,735)	(11,185)	17,408
Accounts payable	14,157	12,926	13,566
Other operating liabilities	(9,098)	1,294	20,817
Net Cash provided by Operating Activities	90,422	76,842	184,324
Cash Flows from Investing Activities
Property purchases	(26,021)	(20,431)	(7,216)
Proceeds from property sales	1,258	1,326	532
Net cash paid for acquisition of businesses, net of cash acquired of $38 and $168 in 2012 and 2011, respectively	(14,671)	(30,504)	(100)
Other	0	1,722	0
Net Cash used in Investing Activities	(39,434)	(47,887)	(6,784)
Cash Flows from Financing Activities
Repayments under revolving credit facility	0	(50,000)	(5,000)
Long-term debt repayment	0	(25,000)	0
Settlements of cross-currency swap agreements	0	(12,752)	0
Purchases of treasury shares	(31,032)	(6,085)	(3,929)
Dividends paid	(33,800)	(29,751)	(25,416)
Excess tax benefits from share-based compensation	3,695	6,404	2,492
Exercise of stock options and appreciation rights	321	661	1,339
Net Cash used in Financing Activities	(60,816)	(116,523)	(30,514)
Effect of Exchange Rate Changes on Cash	(2,822)	2,883	1,109
(Decrease) increase in cash and cash equivalents	(12,650)	(84,685)	148,135
Cash and cash equivalents at beginning of year	91,092	175,777	27,642
Cash and Cash Equivalents at End of Year	78,442	91,092	175,777
Cash paid during the year for:
Income taxes	53,463	47,251	31,179
Interest	$ 672	$ 2,248	$ 5,195